U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

May 3, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:    Monetta Trust (the “Trust”)
File Nos.: 033-54822 and 811-07360

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Trust certifies that the forms of Prospectus and Statement of Additional Information for Monetta Fund and Monetta Young Investor Growth Fund that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A, which was electronically filed with the Commission on April 27, 2022 and became effective on April 30, 2022.

Please direct any inquiries regarding this filing to me at (414) 765-6316. Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Alyssa M. Bernard

Alyssa M. Bernard
For U.S. Bank Global Fund Services
As Administrator for Monetta Trust